Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
March 31, 2015	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities—equity securities	¥4,212,571	–	–	¥4,212,571
Available-for-sale securities—debt securities	–	¥101,910	–	101,910
Total assets	¥4,212,571	¥101,910	–	¥4,314,481
	Thousands of Yen
March 31, 2016	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities—equity securities	¥3,830,847	–	–	¥3,830,847
Available-for-sale securities—debt securities	–	¥113,550	–	113,550
Total assets	¥3,830,847	¥113,550	–	¥3,944,397

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of Yen
March 31, 2015	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Non-marketable securities—equity securities	–	–	¥2,435	¥29,117
	–	–	¥2,435	¥29,117
	Thousands of Yen
March 31, 2016	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Non-marketable securities—equity securities	–	–	¥235	¥10,765
Trademark	–	–	96,000	11,000
	–	–	¥96,235	¥21,765

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Thousands of Yen
March 31, 2016	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥96,000	Relief from royalty method	Discount Rate	6.3%
			Royalty rate	0.3%